Work in Progress - Digesters	12 Months Ended
Mar. 31, 2016
Zeecol Limited [Member]
Work in Progress - Digesters

15.	WORK IN PROGRESS - DIGESTERS

		For the six
	For the year	months ended
	ended 31/03/16	31/3/15
	$	$

Work in progress- Digesters	65,882	47,244
Total work in progress - digesters	65,882	47,244

Work in progress consists of development costs incurred in relation to the construction of Anaerobic Digesters in respect of three contracts signed by the Company - with Geddes Farming Company Limited, Aberystwyth Dairies Limited and with Pannett’s Dairies Limited, for the sale of goods (refer note 8).

The Digesters were still being constructed as at 31 March 2016, and accordingly no depreciation has been recorded as they are not yet available for use.

The contracts entered into between Zeecol Limited and Geddes Farming Company Limited, Aberystwyth Dairies Limited and Pannett’s Dairies Limited are subject to substantial deposits by those three entities.

These contracts comprise the provision of facilities to Geddes, Aberystwyth and Pannett’s Dairies to process all their farm waste, these facilities to be constructed at the respective farms but Zeecol will build, own and operate such facilities at these locations.

Such deposits are subject to “Off Take Agreements” whereby these funds are held in trust by the Bank. These funds are released to Zeecol Limited according to the degree of work undertaken for each contract and are subject to the scrutiny and acceptance by Geddes, Aberystwyth and Pannett’s.

The technology has been licensed to Zeecol Limited by Coeus Limited to build, own and operate these facilities on respective client farms.